Fees Summary	Jun. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 156,608,809.64
Previously Paid Amount	0.00
Total Fee Amount	21,627.68
Total Offset Amount	0.00
Net Fee	$ 21,627.68
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false